Investment in Associate (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Investment in Pgl
Balance	$ 1,225	$ 1,207
Additional investment	1,000
Share of (loss) income	(490)	18
Balance	$ 1,735	$ 1,225